Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities

32.	Lease liabilities

The Company is the lessee in agreements primarily including oil and gas producing units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, lands and buildings. Changes in the balance of lease liabilities are presented below:

	In Brazil	Abroad	Total
Balance at December 31, 2021	4,604	18,439	23,043
Remeasurement / new contracts	2,730	2,219	4,949
Payment of principal and interest (*)	(1,785)	(3,638)	(5,423)
Interest expenses	365	991	1,356
Foreign exchange gains and losses	(169)	(1,221)	(1,390)
Translation adjustment	287	1,170	1,457
Transfers	(12)	(135)	(147)
Balance at December 31, 2022	6,020	17,825	23,845
Current			5,557
Non-current			18,288
(*) The Repayment of lease liability, disclosed in the Statements of Cash Flows, includes US$ 7 related to assets classified as held for sale.

	In Brazil	Abroad	Total
Balance at December 31, 2020	4,340	17,310	21,650
Remeasurement / new contracts	1,655	4,474	6,129
Payment of principal and interest	(1,560)	(4,267)	(5,827)
Interest expenses	243	990	1,233
Foreign exchange gains and losses	151	1,288	1,439
Translation adjustment	(272)	(1,310)	(1,582)
Transfers	47	(46)	1
Balance at December 31, 2021	4,604	18,439	23,043
Current			5,432
Non-current			17,611

A maturity schedule of the lease arrangements (nominal amounts) is set out as follows:

Nominal Future Payments	up to 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	5 years onwards	Total	Recoverable taxes
Without readjustment
Vessels	2,813	2,000	1,141	491	340	1,695	8,480	255
Others	93	40	19	5	−	−	157	14
With readjustment - abroad (*)
Vessels	238	213	179	158	131	17	936	−
Platforms	1,546	1,539	1,461	1,368	1,358	10,992	18,264	−
With readjustment - Brazil
Vessels	609	464	288	109	18	10	1,498	120
Properties	159	209	163	156	175	1,365	2,227	93
Others	252	156	129	107	100	419	1,163	73
Nominal amounts on December 31, 2022	5,710	4,621	3,380	2,394	2,122	14,498	32,725	555
Nominal amounts on December 31, 2021	5,567	3,944	3,027	2,309	1,972	14,608	31,427	346
(*) Contracts signed in the U.S. Dollars.

The following table presents the main information on leases by class of underlying assets, where platforms and vessels represent 92% of the lease liability:

Present Value of Future Payments	Discount rate (%)	Average Period	Recoverable taxes	Closing Balance	Opening Balance
Without readjustment
Vessels	4,0518	5.8 years	255	7,421	6,201
Others	2,5774	2.6 years	14	149	202
With readjustment - abroad (*)
Platforms	5,7393	13.9 years	−	12,340	13,059
Vessels	4,4127	4.2 years	−	838	1,431
With readjustment - Brazil
Vessels	7,8958	2.8 years	120	1,298	850
Properties	8,0496	22.7 years	93	1,010	590
Others	9,8752	7.7 years	73	789	710
Total (**)	5,5127	11.4 years	555	23,845	23,043
(*) Incremental nominal rate on company debt calculated from the yield curve of bonds and credit risk of the Company, as well as terms .
(**) Total amount, except for the average period column.

In certain contracts, there are variable payments and amounts less than 1 year recognized as an expense:

	31.12.2022	31.12.2021
Variable payments	1,060	898
Variable payments x fixed payments	20%	15%
Up to 1 year maturity	118	110

At December 31, 2022, the nominal amounts of lease agreements for which the lease term has not commenced, as they relate to assets under construction or not yet available for use, is US$ 79,913 (US$ 79,557 at December 31, 2021).

The sensitivity analysis of financial instruments subject to exchange variation is presented in note 34.3.

Accounting policy for lease liabilities

Lease liabilities, including those whose underlying assets are of low value, are measured at the present value of lease payments, which includes recoverable taxes, non-cancellable periods and options to extend a lease when they are reasonably certain. These payments are discounted at the Company's nominal incremental rate on loans, as the interest rates implicit in lease agreements with third parties usually cannot be readily determined.

Lease remeasurements reflect changes arising from contractual rates or indexes, as well as lease terms due to new expectations of lease extensions or terminations.

Unwinding of discount on the lease liability is classified as finance expense, while payments reduce their carrying amount. According to the Company’s foreign exchange risk management, foreign exchange variations on lease liabilities denominated in U.S. dollars are designated as instruments to protect cash flow hedge relationships from highly probable future exports (see note 34.3).

In the E&P segment, some activities are conducted by joint operations with partner companies where the Company is the operator. In cases where all parties to the joint operation are primarily responsible for the lease payments, the Company recognizes the lease liability in proportion to its share. When using underlying assets arising from a specific contract in which the Company is solely responsible for the lease payments, the lease liabilities remain fully recognized and the partners are charged in proportion to their interests.

Payments associated with short-term leases (term of 12 months or less) are recognized as an expense over the term of the lease.